Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 1,613	€ 53	€ 57
Property, plant and equipment	15,274	3,406	2,245
Other non-current financial assets	1,046	234	132
Total non-current assets	17,933	3,693	2,434
Current assets
Inventories	1,396	176	145
Trade and other receivables	30	76	218
Other current assets	14,111	5,791	4,524
Cash and cash equivalents	134,371	185,525	37,646
Total current assets	149,907	191,568	42,533
TOTAL ASSETS	167,840	195,261	44,967
Shareholders’ equity
Share capital	1,794	1,794	873
Premiums related to share capital	281,745	281,745	105,090
Reserves	(99,524)	(68,386)	(48,247)
Translation reserve	(188)	(203)	(165)
Net loss for the period	(38,224)	(33,530)	(21,913)
Total shareholders’ equity	145,602	181,419	35,638
Non-current liabilities
Long-term provisions	347	214	163
Financial liabilities – non-current portion	1,243	2,019	2,816
Deferred tax	0	3	3
Total Non-current liabilities	1,590	2,236	2,982
Current liabilities
Financial liabilities – current portion	776	824	50
Trade and other payables	16,655	8,076	4,832
Other current liabilities	3,217	2,706	1,465
Total current liabilities	20,648	11,606	6,347
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 167,840	€ 195,261	€ 44,967